Other Non Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets Noncurrent [Line Items]
Deposits on residential apartments for employees		$ 16,309
Other	4,781	3,440
Total	$ 4,781	$ 19,749